Segment Information - Summary of Selected Financial Information Relating to Group's Segments (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 162,167,547	$ 24,853,264	¥ 97,770,167	¥ 1,338,592
Operating cost and expenses:
Cost of revenues	98,521,027	15,099,008	61,914,502	4,251,451
Research and development	8,832,488	1,353,638	11,817,255	19,594,484
Sales and marketing	53,500,051	8,199,242	34,112,212	5,570,169
Unallocated corporate expenses*	100,097,849		81,923,516
General and administrative	100,097,849	15,340,667	81,923,516	43,507,856
Impairment loss of intangible assets and other non-current assets	3,120,425	478,226	8,932,439
Provision for loan receivable and other receivables	5,904,305	904,874	17,430,825
Total operating cost and expenses	269,976,145		216,130,749	72,923,960
Other operating income, net	330,224	50,609	588,147	3,793,418
Loss from continuing operations	(107,478,374)	$ (16,471,782)	(117,772,435)	(67,791,950)
Overseas Art Study Services
Segment Reporting Information [Line Items]
Net revenues	138,703,946		82,376,727
Operating cost and expenses:
Cost of revenues	83,972,820		50,365,985
Research and development	1,834,597
Sales and marketing	49,804,055		27,859,200
Total operating cost and expenses	135,611,472		78,225,185
Other operating income, net	167,016
Loss from continuing operations	3,259,490		4,151,542
Others
Segment Reporting Information [Line Items]
Net revenues	23,463,601		15,393,440	1,338,592
Operating cost and expenses:
Cost of revenues	14,548,207		11,548,517	4,251,451
Research and development	6,997,891		11,817,255	19,594,484
Sales and marketing	3,695,996		6,253,012	5,570,169
General and administrative				43,507,856
Impairment loss of intangible assets and other non-current assets	3,120,425		8,932,439
Provision for loan receivable and other receivables	5,904,305		17,430,825
Total operating cost and expenses	34,266,824		55,982,048	72,923,960
Other operating income, net	163,208		588,147	3,793,418
Loss from continuing operations	¥ (10,640,015)		¥ (40,000,461)	¥ (67,791,950)